Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Operating Activities [Abstract]
Net (loss) income			$ 39,128	$ 141,350	$ 154,316
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Depreciation and amortization			152,978	152,833	151,252
Gain sale of assets			(1,095)	0	(346)
Provision for doubtful accounts			5,512	2,986	1,994
Unearned compensation expense			1,572	2,000	2,004
Allowance for equity funds used during construction			(4,458)	(3,063)	(5,380)
Net deferred income taxes			20,492	43,675	82,315
Deferred fuel costs			(7,215)	9,899	(11,558)
Provision for merger commitments			21,964	0	0
Changes in assets and liabilities [Abstract]
Accounts receivable			(23,306)	(13,681)	11,689
Accounts and notes receivable, affiliate			2,612	6,195	709
Unbilled revenue			(274)	4,481	(7,310)
Fuel inventory and materials and supplies			22,192	(13,698)	(12,114)
Accounts payable			9,140	(20,575)	5,459
Accounts and notes payable, affiliate			(3,639)	(3,990)	(2,749)
Customer deposits			10,675	12,162	14,960
Postretirement benefit obligations			5,076	7,405	4,963
Regulatory assets and liabilities, net			17,506	18,793	(777)
Other deferred accounts			(21,818)	(15,991)	(10,798)
Taxes accrued			(29,535)	36,287	(26,373)
Interest accrued			(671)	(1,412)	(4,364)
Other operating			(1,079)	882	(820)
Net cash provided by operating activities			215,757	366,538	347,072
Investing Activities [Abstract]
Additions to property, plant, and equipment			(186,143)	(156,357)	(206,607)
Allowance for equity funds used during construction			4,458	3,063	5,380
Proceeds from sale of property, plant, and equipment			2,698	0	0
Reimbursement for property loss			3,212	0	0
Contributions to equity investment in investee			(2,450)	(2,290)	0
Return of equity investment in tax credit fund			600
Transfer of cash (to) from restricted accounts			(21,037)	(1,341)	(10,097)
Sale of restricted investments			0	0	11,138
Maturity of restricted investments			0	0	1,458
Other investing			622	881	2,153
Net cash (used in) provided by investing activities			(198,640)	(156,044)	(196,575)
Financing Activities [Abstract]
Draws on credit facility			15,000	63,000	157,000
Payments on credit facility			(15,000)	(83,000)	(157,000)
Issuance of long-term debt			330,000	75,000	0
Repayment of long-term debt			(326,814)	(100,824)	(14,876)
Contribution from parent			50,000	0	0
Distributions to parent			(110,000)	(135,000)	(115,000)
Other financing			(4,526)	(3,127)	(2,514)
Net cash provided by (used in) financing activities			(61,340)	(183,951)	(132,390)
Net increase (decrease) in cash and cash equivalents			(44,223)	26,543	18,107
Cash and cash equivalents at beginning of period	$ 65,705		65,705	39,162	21,055
Cash and cash equivalents at end of period		$ 21,482	21,482	65,705	39,162
Supplementary cash flow information [Abstract]
Interest paid, net of amount capitalized			92,585	74,219	74,326
Income taxes (refunded) paid, net			(485)	(27)	257
Supplementary non-cash investing and financing activities [Abstract]
Accrued additions to property, plant, and equipment			16,755	7,249	12,225
ARO [Member] | Cleco Power [Member]
Supplementary non-cash investing and financing activities [Abstract]
Non-cash additions to property, plant, and equipment			0	184	4,400
Coughlin [Member] | Cleco Power [Member]
Supplementary non-cash investing and financing activities [Abstract]
Non-cash additions to property, plant, and equipment			0	0	176,244
Successor [Member]
Operating Activities [Abstract]
Net (loss) income		(24,113)
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Depreciation and amortization		141,544
Gain sale of assets		0
Provision for doubtful accounts		4,473
Unearned compensation expense		1,147
Allowance for equity funds used during construction		(3,735)
Net deferred income taxes		(21,053)
Deferred fuel costs		(8,192)
Cash surrender value of company-/trust-owned life insurance		(2,561)
Provision for merger commitments		21,964
Changes in assets and liabilities [Abstract]
Accounts receivable		(21,537)
Unbilled revenue		(837)
Fuel inventory and materials and supplies		2,880
Prepayments		(2,514)
Accounts payable		5,183
Customer deposits		7,333
Postretirement benefit obligations		3,750
Regulatory assets and liabilities, net		13,750
Other deferred accounts		(28,010)
Taxes accrued		(24,210)
Interest accrued		(11,104)
Deferred compensation		(799)
Other operating		(2,037)
Net cash provided by operating activities		51,322
Investing Activities [Abstract]
Additions to property, plant, and equipment		(144,444)
Allowance for equity funds used during construction		3,735
Proceeds from sale of property, plant, and equipment		766
Reimbursement for property loss		3,159
Contributions to equity investment in investee		0
Premiums paid on trust-owned life insurance		0
Return of equity investment in tax credit fund		901
Contributions to tax credit fund		0
Transfer of cash (to) from restricted accounts		(25,884)
Sale of restricted investments		0
Maturity of restricted investments		0
Other investing		622
Net cash (used in) provided by investing activities		(161,145)
Financing Activities [Abstract]
Draws on credit facility		15,000
Payments on credit facility		(15,000)
Issuance of long-term debt		1,680,000
Repayment of long-term debt		(1,668,268)
Repurchase of common stock		0
Payments of financing costs		(8,655)
Dividends paid on common stock		(572)
Contribution from parent		100,720
Distributions to parent		(88,765)
Other financing		(1,890)
Net cash provided by (used in) financing activities		12,570
Net increase (decrease) in cash and cash equivalents		(97,253)
Cash and cash equivalents at beginning of period		120,330
Cash and cash equivalents at end of period	120,330	23,077	23,077
Supplementary cash flow information [Abstract]
Interest paid, net of amount capitalized		116,496
Income taxes (refunded) paid, net		4,263
Supplementary non-cash investing and financing activities [Abstract]
Accrued additions to property, plant, and equipment		17,599
Successor [Member] | ARO [Member]
Supplementary non-cash investing and financing activities [Abstract]
Non-cash additions to property, plant, and equipment		0
Predecessor [Member]
Operating Activities [Abstract]
Net (loss) income	(3,960)			133,669	154,739
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Depreciation and amortization	45,869			156,211	156,590
Gain sale of assets	(1,095)			0	(6,224)
Provision for doubtful accounts	1,212			3,464	2,994
Unearned compensation expense	3,276			6,344	6,545
Allowance for equity funds used during construction	(723)			(3,063)	(5,380)
Net deferred income taxes	2,219			74,103	63,597
Deferred fuel costs	977			9,899	(11,558)
Cash surrender value of company-/trust-owned life insurance	(840)			950	(3,616)
Provision for merger commitments	0			0	0
Changes in assets and liabilities [Abstract]
Accounts receivable	(1,865)			(13,656)	11,556
Unbilled revenue	563			4,481	(7,310)
Fuel inventory and materials and supplies	19,312			(13,698)	(12,147)
Prepayments	2,395			2,750	27
Accounts payable	8,348			(25,294)	4,481
Customer deposits	3,342			12,162	14,960
Postretirement benefit obligations	9,746			14,173	8,864
Regulatory assets and liabilities, net	5,178			18,793	(777)
Other deferred accounts	6,878			(17,454)	(14,691)
Taxes accrued	10,820			(831)	(22,685)
Interest accrued	17,909			(1,024)	(3,519)
Deferred compensation	(793)			(1,166)	332
Other operating	1,012			209	(1,609)
Net cash provided by operating activities	129,780			361,022	335,169
Investing Activities [Abstract]
Additions to property, plant, and equipment	(42,392)			(156,819)	(207,636)
Allowance for equity funds used during construction	723			3,063	5,380
Proceeds from sale of property, plant, and equipment	1,932			0	9,316
Reimbursement for property loss	53			0	191
Contributions to equity investment in investee	(2,450)			(2,290)	0
Premiums paid on trust-owned life insurance	0			(3,607)	(2,831)
Return of equity investment in tax credit fund	476			2,128	2,579
Contributions to tax credit fund	0			(9,966)	(55,315)
Transfer of cash (to) from restricted accounts	4,847			(1,341)	(10,097)
Sale of restricted investments	0			0	11,138
Maturity of restricted investments	0			0	1,458
Other investing	0			881	(697)
Net cash (used in) provided by investing activities	(36,811)			(167,951)	(246,514)
Financing Activities [Abstract]
Draws on credit facility	3,000			120,000	254,000
Payments on credit facility	(10,000)			(163,000)	(202,000)
Issuance of long-term debt	0			75,000	0
Repayment of long-term debt	(8,546)			(100,824)	(14,876)
Repurchase of common stock	0			0	(12,449)
Payments of financing costs	(43)			(693)	(71)
Dividends paid on common stock	(24,579)			(97,283)	(95,044)
Contribution from parent	0			0	0
Distributions to parent	0			0	0
Other financing	(717)			(2,448)	(2,448)
Net cash provided by (used in) financing activities	(40,885)			(169,248)	(72,888)
Net increase (decrease) in cash and cash equivalents	52,084			23,823	15,767
Cash and cash equivalents at beginning of period	68,246	$ 120,330	$ 68,246	44,423	28,656
Cash and cash equivalents at end of period	120,330			68,246	44,423
Supplementary cash flow information [Abstract]
Interest paid, net of amount capitalized	2,478			74,349	74,515
Income taxes (refunded) paid, net	(481)			1,434	15,286
Supplementary non-cash investing and financing activities [Abstract]
Accrued additions to property, plant, and equipment	10,619			7,313	12,325
Predecessor [Member] | ARO [Member]
Supplementary non-cash investing and financing activities [Abstract]
Non-cash additions to property, plant, and equipment	$ 0			$ 184	$ 4,400